Schedule of Reconciliation of Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory United States federal rate	21.00%	21.00%
State income tax, net of federal benefit	4.00%	4.00%
Change in valuation allowance	(27.61%)	(29.47%)
Stock based compensation	0.38%	2.13%
Permanent differences	0.00%	0.04%
Other	2.23%	2.30%
Effective tax rate benefit (provision)	(2.23%)	(2.30%)